Note 9 - Fair Value Measurements - Fair Value Assets Measured On Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Warrant liability	$ 105,699	$ 372,730
Total	105,699	372,730
Fair Value, Inputs, Level 3 [Member]
Warrant liability	105,699	372,730
Total	$ 105,699	$ 372,730